Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options

Supplement Dated June 18, 2019

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary, each dated May 1, 2019, as amended. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

__________________________________________________________________________

IMPORTANT INFORMATION ABOUT THE
COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Class A shares of the Cohen & Steers Real Estate Securities Fund, Inc. has been added as an available variable investment option under the contract.

This fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS ‒ Special Considerations for Section 403(b) Plans” in your contract prospectus and contract prospectus summary for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

APPENDIX VI in your contract prospectus and contract prospectus summary is updated to include the following information about the Cohen & Steers Real Estate Securities Fund, Inc.:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Cohen & Steers Real Estate Securities Fund, Inc. Investment Adviser: Cohen & Steers Capital Management, Inc.	The investment objective of Cohen & Steers Real Estate Securities Fund, Inc. is total return through investment in real estate securities.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

Defined Contribution Administration
P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

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